Lease liabilities - Schedule of Carrying Amounts of Right-of-Use Assets Reconcile (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases liabilities
Balance at beginning of period	€ 561	€ 972
Depreciation charge for the year	(717)	(665)
Additions to right-of-use assets	8,313	254
Disposal of subsidiary	(118)
Balance at end of period	8,039	561
Buildings
Leases liabilities
Balance at beginning of period	546	942
Depreciation charge for the year	(705)	(650)
Additions to right-of-use assets	8,313	254
Disposal of subsidiary	(115)
Balance at end of period	8,039	546
Car
Leases liabilities
Balance at beginning of period	12	21
Depreciation charge for the year	(9)	(9)
Additions to right-of-use assets	0	0
Disposal of subsidiary	(3)
Balance at end of period	0	12
Office equipment
Leases liabilities
Balance at beginning of period	3	9
Depreciation charge for the year	(3)	(6)
Additions to right-of-use assets	0	0
Disposal of subsidiary	0
Balance at end of period	€ 0	€ 3